Related parties disclosure	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related parties disclosure

Note 40.      Related parties disclosure

Subsidiaries

The consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at December 31, 2022	% ownership as at December 31, 2021	Nature of business
WISeKey SA	Switzerland	1999	CHF 933,436	95.75%	95.75%	Main operating company. Sales and R&D services
WISeKey Semiconductors SAS	France	2010	EUR 1,298,162	100.0%	100.0%	Chip manufacturing, sales & distribution
WiseTrust SA	Switzerland	1999	CHF 680,000	100.0%	100.0%	Non-operating investment company
WISeKey ELA SL	Spain	2006	EUR 4,000,000	100.0%	100.0%	Sales & support
WISeKey SAARC Ltd	U.K.	2016	GBP 100,000	51.0%	51.0%	Non trading
WISeKey USA Inc[1]	U.S.A	2006	USD 6,500	100%*	100%*	Sales & support
WISeKey India Private Ltd[2]	India	2016	INR 1,000,000	45.9%	45.9%	Sales & support
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100.0%	100.0%	Sales & distribution
WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	100.0%	100.0%	Sales & distribution
WISeCoin AG	Switzerland	2018	CHF 100,000	90.0%	90.0%	Sales & distribution
WISeKey Equities AG	Switzerland	2018	CHF 100,000	100.0%	100.0%	Financing, Sales & distribution
WISeKey Semiconductors GmbH	Germany	2019	EUR 25,000	100.0%	100.0%	Sales & distribution
WISeKey Arabia - Information Technology Ltd	Saudi Arabia	2019	SAR 200,000.00	51.0%	51.0%	Sales & distribution
WISe.Art AG3	Switzerland	2020	CHF 100,000	100.0%	100.0%	Sales & distribution
WISeKey Vietnam Ltd	Vietnam	2021	VND 689,400,000	95.75%	95.75%	R&D
SEALSQ Corp.	British Virgin Islands	2022	USD 100	100.0%	n/a	Sales & support
WISeKey (Gibraltar) Limited	Gibraltar	2022	GBP 100	100.0%	n/a	Sales & support
Trust Protocol Association	Switzerland	2019	CHF -	100.0%	100.0%	Association cofounded by WISeKey Equities AG involved in Internet security
[1] 50% owned by WISeKey SA and 50% owned by WiseTrust SA
[2] 88% owned by WISeKey SAARC which is controlled by WISeKey International Holding AG
[3] Formerly TrusteCoin AG, formerly WiseAI AG, 100% owned by WISeKey International Holding AG from August 27, 2021
[4] Formerly SEAL (BVI) Corp.

Related party transactions and balances

		Receivables as at		Payables as at		Net expenses to			Net income from
	Related Parties	December 31,	December 31,	December 31,	December 31,	in the year ended December 31,			in the year ended December 31,
	(in USD'000)	2022	2021	2022	2021	2022	2021	2020	2022	2021	2020
1	Carlos Moreira	-	-	353	2,802	-	-	-	-	-	-
2	Philippe Doubre	-	-	-	-	63	179	86	-	-	-
3	David Fergusson	-	-	-	-	68	78	119	-	-	-
4	Eric Pellaton	-	-	-	-	87	92	42	-	-	-
5	Jean-Philippe Ladisa	-	-	-	-	53	68	61	-	-	-
6	Maria Pia Aqueveque Jabbaz	-	-	-	-	34	2	1	-	-	-
7	Cristina Dolan	-	-		-	67	-	1	-	-	-
8	Hans-Christian Boos	-	-	-	2,395	158	125	-	-	-	-
9	Juan Hernández Zayas	-	-	-	-	-	-	52	-	-	-
10	Nicolas Ramseier	-	-	-	-	1	-	-	-	-	-
11	Philippe Gerwill	-	-	-	-	-	10	-	-	-	-
12	Geoffrey Lipman	-	-	-	-	-	8	-	-	-	-
13	Don Tapscott	-	-	-	-	-	-	8	-	-	-
14	OISTE	171	129	70	189	252	350	374	157	71	32
15	Terra Ventures Inc	-	-	30	33	-	-	-	-	-	-
16	GSP Holdings Ltd	-	-	13	17	-	-	-	-	-	-
17	SAI LLC (SBT Ventures)	-	-	30	34	-	-	-	-	-	-
18	Related parties of Carlos Moreira	-	-	-	-	200	224	223	-	-	-
	Total	171	129	496	5,470	983	1,136	968	157	71	32

1. Carlos Moreira is the Chairman of the Board and CEO of WISeKey. A short-term payable in an amount of CHF 326,014.70 (USD 352,670) to Carlos Moreira was outstanding as at December 31, 2022, made up of accrued bonuses.

2. Philippe Doubre is a former Board member of the Group, and former member of the Group’s nomination & compensation committee, as well as a shareholder. The expenses recorded in the income statement in the year to December 31, 2022 relate to his Board fee and compensation for additional services to WISeKey during the year.

3. David Fergusson is a Board member of the Group, and member of the Group’s audit committee and nomination & compensation committee, as well as a shareholder. The expenses recorded in the income statement in the year to December 31, 2022 relate to his Board fee.

4. Eric Pellaton is a Board member of the Group, and member of the Group’s nomination & compensation committee, as well as a shareholder. The expenses recorded in the income statement in the year to December 31, 2022 relate to his Board fee.

5. Jean-Philippe Ladisa is a Board member of the Group, and member of the Group’s audit committee. The expenses recorded in the income statement in the year to December 31, 2022 relate to his Board fee.

6. Maria Pia Aqueveque Jabbaz is a Board member of the Group and former member of the Group’s advisory committee. The expenses recorded in the income statement in the year to December 31, 2022 relate to her Board fee.

7. Cristina Dolan is a Board member of the Group, and member of the Group’s audit committee and nomination & compensation committee. The expenses recorded in the income statement in the year to December 31, 2022 relate to her Board fee.

8. Hans-Christian Boos is the managing director of arago GmbH and, until WISeKey divested it, the former minority shareholder of arago GmbH through two personal companies, Aquilon Invest GmbH and OGARA GmbH. A shareholder of OGARA GmbH, the company that purchased WISeKey’s minority interest in arago, he was one of the beneficial owners benefitting from the purchase of WISeKey’s 51% controlling interest in arago. Mr. Boos is also a former Board member of the Group.

One of his wholly-owned personal companies, Aquilon Invest GmbH entered into a loan agreement with arago GmbH for an amount of EUR 1,918,047 prior to the acquisition of arago by WISeKey. The loan bears interest at a rate of 6% per annum. As at December 31, 2021, the balance of the loan and accrued interests due by arago GmbH to Hans-Christian Boos as ultimate beneficiary was EUR 2,105,407 (USD 2,395,219). In the period ended June 24, 2022, a repayment of EUR 158,137 was made under the loan, and an interest charge of EUR 63,162 (USD 69,109) was recorded in the consolidated income statement of WISeKey.

The “Put Option” granted to Aquilon Invest GmbH and OGARA GmbH in 2020 for the remaining 49% share capital of arago in exchange for 12,327,506 WIHN Class B Shares was terminated with the divestiture of arago on June 24, 2022.

9. Juan Hernandez-Zayas is a former Board member of the Group.

10. Nicolas Ramseier is a member of the Group’s advisory committee. The expenses recorded in the income statement in the year to December 31, 2022, relate to his advisory committee fee.

11. Philipp Gerwill is a former member of the Group’s advisory committee.

12. Geoffrey Lipman is a former member of the Group’s advisory committee.

13. Don Tapscott is a former member of the Group’s advisory committee, and cofounder of The Tapscott Group Inc. The Blockchain Research Institute (the “BRI”) is a division of The Tapscott Group Inc. On December 20, 2018 WISeKey and the BRI entered into an agreement to establish BlockChain Centers of Excellence and promote BlockChain technology worldwide.

14. The Organisation Internationale pour la Sécurité des Transactions Electroniques (“OISTE”) is a Swiss non-profit making foundation that owns a cryptographic rootkey. In 2001 WISeKey SA entered into a contract with OISTE to operate and maintain the global trust infrastructures of OISTE. In line with the contract, WISeKey pays a regular fee to OISTE for the use of its cryptographic rootkey. Two members of the Board of Directors of WISeKey are also members of the Counsel of the Foundation which gives rise to the related party situation.

OISTE is also the minority shareholder in WISeCoin AG with a 10% ownership.

The receivable from OISTE as at December 31, 2022 and income recorded in the income statement in the year to December 31, 2022 relate to the facilities and personnel hosted by WISeKey SA and WISeKey International Holding AG on behalf of OISTE. In the year 2022, WISeKey SA invoiced OISTE CHF 51,066 (USD 53,529), and WISeKey International Holding AG invoiced OISTE CHF 98’994 (USD 103,768).

The payable to OISTE as at December 31, 2022 and expenses relating to OISTE recognized in 2022 are made up of license and royalty fees for the year 2022 under the contract agreement with WISeKey SA.

15. Terra Ventures Inc has a 49% shareholding in WISeKey SAARC Ltd. Terra Ventures granted a GBP 24,507 loan to WISeKey SAARC Ltd on January 24, 2017. The loan is non-interest bearing and has no set repayment date.

16. GSP Holdings Ltd is a former shareholder in WISeKey SAARC Ltd. GSP Holdings Ltd granted a GBP 12,500 loan to WISeKey SAARC Ltd on February 2, 2017. The loan is non-interest bearing and has no set repayment date.

17. SAI LLC, doing business as SBT Ventures, is a former shareholder in WISeKey SAARC Ltd. SAI LLC granted a GBP 25,000 loan to WISeKey SAARC Ltd on January 25, 2017. The loan is non-interest bearing and has no set repayment date.

18. Two immediate family members of Carlos Moreira are employed by WISeKey SA. In line with ASC 850-10-50-5, transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis. The aggregate employment remuneration of these two immediate family members amounted to CHF 191,214 (USD 200,434) recorded in the income statement in 2022.